OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Operating Lease Right-of-use Assets And Operating Lease Liabilities
OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

NOTE 12 - OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

On April 14, 2021, the Company entered into a five-year lease which began on June 1, 2021, for approximately 8,100 square feet of office and warehouse space in Carlsbad, California, expiring May 31, 2026. Initial lease payments of $13,148 begin on June 1, 2021, and increase by approximately 2.4% annually thereafter. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2021, upon adoption of ASC Topic 842, the Company recorded right-of-use assets and lease liabilities of $702,888 for this lease. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California.

Sale-Leaseback Transaction

In August 2025, the Company sold its building in Warwick, New York to a related party (see Note 4 and Note 8) with the related party obtained full control of the real property and no “continuing involvement” of the Company after the sale. On September 1, 2025, the Company entered into a three-year lease with the same related party to lease back the previously sold building for office space, expiring August 31, 2028. Lease payments of $5,000 begin on September 1, 2026, on a monthly basis. The Company determined that the sale and leaseback transaction qualified as a sale, and the sale and the leaseback were accounted for separately, with the lease being accounted for in accordance with ASC 842. This three-year lease agreement is determined to be an operating lease. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2025, the Company recorded right-of-use assets and lease liabilities of $103,107 for this lease.

In adopting Topic 842, the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less.

Right-of-use assets are summarized below:

	March 31, 2026	December 31, 2025
Office and warehouse lease	$805,995	$805,995
Less: Accumulated amortization	(693,632)	(644,318)
Right-of-use assets, net	$112,363	$161,677

Operating lease liabilities are summarized as follows:

	March 31, 2026	December 31, 2025
Lease liability	$137,040	$178,372
Less current portion	(56,638)	(84,644)
Long term portion	$80,402	$93,728

Maturity of lease liabilities are as follows:

For the year ending December 31, 2026 (remaining period)	$49,612
For the year ending December 31, 2027	60,000
For the year ending December 31, 2028	40,000
Total	$149,612
Less: present value discount	(12,572)
Lease liability	$137,040

For the three months ended March 31, 2026, and 2025, the Company recorded a debit of $7,983 and a credit of $979, respectively, to operating lease expense (after netting off the sublease income).

NOTE 12 - OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

On April 14, 2021, the Company entered into a five-year lease which began on June 1, 2021, for approximately 8,100 square feet of office and warehouse space in Carlsbad, California, expiring May 31, 2026. Initial lease payments of $13,148 begin on June 1, 2021, and increase by approximately 2.4% annually thereafter. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2021, upon adoption of ASC Topic 842, the Company recorded right-of-use assets and lease liabilities of $702,888 for this lease. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California. Pursuant to the Sublease agreement, the third party will be responsible for all of the Company’s lease obligations through May 31, 2026, the lease termination date.

Sale-Leaseback Transaction

In August 2025, the Company sold its building in Warwick, New York to a related party (see Note 4 and Note 8) with the related party obtained full control of the real property and no “continuing involvement” of the Company after the sale. On September 1, 2025, the Company entered into a three-year lease with the same related party to lease back the previously sold building for office space, expiring August 31, 2028. Lease payments of $5,000 begin on September 1, 2026, on a monthly basis. The Company determined that the sale and leaseback transaction qualified as a sale, and the sale and the leaseback were accounted for separately, with the lease being accounted for in accordance with ASC 842. This three-year lease agreement is determined to be an operating lease. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2025, the Company recorded right-of-use assets and lease liabilities of $103,107 for this lease.

In adopting Topic 842, the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less.

Right-of-use assets are summarized below:

	December 31, 2025	December 31, 2024
Office and warehouse lease	$805,995	$702,888
Less: Accumulated amortization	(644,318)	(476,196)
Right-of-use assets, net	$161,677	$226,692

Operating lease liabilities are summarized as follows:

	December 31, 2025	December 31, 2024
Lease liability	$178,372	$236,389
Less current portion	(84,644)	(163,727)
Long term portion	$93,728	$72,662

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2026	$94,030
For the year ending December 31, 2027	60,000
For the year ending December 31, 2028	40,000
Total	$194,030
Less: present value discount	(15,658)
Lease liability	$178,372

For the years ended December 31, 2025, and 2024 the Company recorded a debit of $6,997 and a credit of $2,234, respectively, to operating lease expense (after netting off the sublease income).